CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Oil and Gas
Revenues	$ 41,970	$ 59,669
Direct operating costs	14,163	23,427
Depletion	19,252	18,871
Royalties	1,967	2,646
Oil and gas total revenue	6,588	14,725
Consulting revenue	277,915	354,817
Gross profit	284,503	369,542
Operating expenses:
Administration fees	27,244	296,656
Advertising	57,424	26,371
Consulting fees	77,194	13,204
Foreign exchange gain (loss)	(22,355)	(598)
Management fees		3,362
Office and miscellaneous	4,539	3,876
Professional fees	6,888	16,725
Salaries and benefits	31,041	30,666
Travel and promotion	24,012	15,111
Total operating expenses	205,987	405,373
Income (loss) before other income (expense)	78,516	(35,831)
Other income or expense:
Interest income	1,045
Impairment of marketable securities	1,137	4,395
Total other income (expense)	(92)	(4,395)
Net income (loss)	78,424	(40,226)
Other comprehensive income:
Unrealized foreign exchange translation gain (loss)	(47,309)	(45,622)
Total comprehensive income (loss)	$ 31,115	$ (85,848)
Net income (loss) per share - basic and diluted	$ 0.01	$ 0
Weighted average number of common shares outstanding - basic and diluted	14,522,727	14,522,727